ROPES & GRAY 5 NEW STREET SQUARE LONDON EC4A 3BF UNITED KINGDOM WWW.ROPESGRAY.COM	Laurel C. Neale T +44 20 3122 1238 F +44 20 3122 1219 laurel.neale@ropesgray.com

September 28, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for GMO Risk Premium Fund (relating to one of the fifty-eight series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 164 to the Trust’s Registration Statement under the Securities Act and Amendment No. 206 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 164/206”), as filed electronically with the Commission on September 25, 2012. Amendment No. 164/206 became effective on September 25, 2012.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at +44 20 3122 1238.

Very truly yours,

/s/ Laurel C. Neale

Laurel C. Neale

cc:	Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC
Thomas R. Hiller, Esq.
Elizabeth J. Reza, Esq.